Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows [Line Items]
Inflows	S/ 125,537	S/ 75,936
Outflows	(17,603)	(34,413)
Net	107,934	41,523
Discounted at the applicable interbank rates	106,601	42,247
Less than 3 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows [Line Items]
Inflows
Outflows	(1,703)	(1,750)
Net	(1,703)	(1,750)
Discounted at the applicable interbank rates	(1,695)	(1,743)
3 to 12 months [[Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows [Line Items]
Inflows
Outflows	(7,908)	(8,112)
Net	(7,908)	(8,112)
Discounted at the applicable interbank rates	(7,716)	(7,929)
1 to 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows [Line Items]
Inflows	125,537	75,936
Outflows	(7,992)	(24,551)
Net	117,545	51,385
Discounted at the applicable interbank rates	S/ 116,012	S/ 51,919